Equity and Redeemable Preferred Stock	12 Months Ended
Jun. 30, 2025
Equity [Abstract]
Equity and Redeemable Preferred Stock	Equity and Redeemable Preferred Stock
As of June 30, 2025, the Company’s amended and restated articles of incorporation authorize our board of directors, without the approval of our shareholders, to issue 5 million shares of our preferred stock. As of June 30, 2025, 2.3 million shares of mandatory preferred convertible shares have been authorized, none are outstanding; 75,000 shares of Series B-1 convertible preferred stock, no par value, have been issued and are outstanding; and 140,000 shares of Series B-2 convertible preferred stock, no par value, have been issued and are outstanding.
Mandatory Convertible Preferred Stock
In July 2020, we issued 2.3 million shares of Mandatory Convertible Preferred Stock.
All outstanding shares of Mandatory Convertible Preferred Stock were converted to 10,240,290 shares of Company Common Stock on July 3, 2023, at a conversion ratio of 4.4523, and no shares of Mandatory Convertible Preferred Stock are currently issued and outstanding.
Series B Convertible Preferred Stock
In March 2021, the Company issued 75,000 shares of Series B-1 Convertible Preferred Stock, no par value per share (“Series B-1 Preferred Stock”), for $10,000 per share, resulting in an aggregate purchase price of $750 million. On July 1, 2022, the Company issued 140,000 shares of Series B-2 Convertible Preferred Stock, no par value per share (“Series B-2 Preferred Stock” and, together with the Series B-1 Preferred Stock, the “Series B Preferred Stock”), for $10,000 per share and an aggregate purchase price of $1.4 billion.
The shares of Series B Preferred Stock are convertible into shares of Coherent Common Stock as follows:
•at the election of the holder, each share of Series B Preferred Stock may be converted into shares of Coherent Common Stock at a conversion price of $85 per share (as it may be adjusted from time to time, the “Conversion Price”); and
•at the election of the Company at the then-applicable Conversion Price if the volume-weighted average price of Coherent Common Stock exceeds 150% of the then-applicable Conversion Price for 20 trading days out of any 30 consecutive trading days.
The issued shares of Series B Preferred Stock currently have voting rights, voting as one class with the Coherent Common Stock, on an as-converted basis, subject to limited exceptions.
On or at any time after March 31, 2031 and July 1, 2032 for the Series B-1 and B-2 Preferred Stock, respectively:
•each holder has the right to require the Company to redeem all of their Series B Preferred Stock, for cash, at a redemption price per share equal to the sum of the Stated Value (as defined in the Statement with Respect to Shares establishing the Series B Preferred Stock) for such shares plus an amount equal to all accrued or declared and unpaid dividends on such shares that had not previously been added to the Stated Value (such price the “Redemption Price,” and such right the “Put Right”), and
•the Company has the right to redeem, in whole or in part, on a pro rata basis from all holders based on the aggregate number of shares of Series B Preferred Stock outstanding, for cash, at the Redemption Price.
In connection with any Fundamental Change (as defined in the Statement with Respect to Shares establishing the Series B Preferred Stock), and subject to the procedures set forth in the Statement with Respect to Shares establishing the Series B Preferred Stock, the Company must, or will cause the survivor of a Fundamental Change to, make an offer to repurchase, at the option and election of the holder thereof, each share of Series B-1 Preferred Stock then outstanding at a purchase price per share in cash equal to (i) the Stated Value for such shares plus an amount equal to all accrued or declared and unpaid dividends on such shares that had not previously been added to the Stated Value as of the date of repurchase plus (ii) if prior to March 31, 2026 and July 1, 2027, for the Series B-1 and B-2 Preferred Stock, respectively, the aggregate amount of all dividends that would have been paid (subject to certain exceptions), from the date of repurchase through March 31, 2026 and July 1, 2027, for the Series B-1 and B-2 Preferred Stock, respectively.
If the Company defaults on a payment obligation with respect to the Series B Preferred Stock, and such default is not cured within 30 days, the dividend rate will increase to 8% per annum and will be increased by an additional 2% per annum each quarter the Company remains in default, not to exceed 14% per annum.
The Series B Preferred Stock is redeemable for cash outside of the control of the Company upon the exercise of the Put Right, and upon a Fundamental Change, and is therefore classified as mezzanine equity.
The Series B Preferred Stock is initially measured at fair value less issuance costs, accreted to its redemption value over a 10-year period (using the effective interest method) with such accretion accounted for as deemed dividends and reductions to Net Earnings (Loss) available to Common Shareholders.
Preferred stock dividends are presented as a reduction to Retained earnings on the Consolidated Balance Sheets.
The following table presents dividends per share and dividends recognized for the years ended June 30, 2025, and June 30, 2024:

	Year Ended June 30, 2025	Year Ended June 30, 2024
Dividends per share	$604	$574
Dividends ($000)	123,688	117,894
Deemed dividends ($000)	6,238	5,463